Schedule of Financial Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Opening balance	₪ 3,141
Profit (loss) which was recognized in the statement of income	7,293	₪ (36,040)	₪ (5,893)	[1]
Closing balance	2,565	3,141
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance	3,141	39,910
Investment (sale) of assets measured at fair value through profit or loss	1,246	626
Profit (loss) which was recognized in the statement of income	(1,822)	(37,395)
Closing balance	₪ 2,565	₪ 3,141	₪ 39,910

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share